Derivatives and Hedging Activity (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011
Interest rate swaps [Member]
Outstanding interest rate derivatives designated as hedging instruments
Notional amount of derivative instruments designated as hedging instruments	$ 509,787
Interest rate caps [Member]
Outstanding interest rate derivatives designated as hedging instruments
Notional amount of derivative instruments designated as hedging instruments	274,291
Outstanding interest rate derivatives not designated as hedging instrument
Notional amount of derivative instruments not designated as hedging instruments	$ 172,697
Designated as Hedging Instrument [Member] | Interest rate swaps [Member]
Outstanding interest rate derivatives designated as hedging instruments
Number of derivative instruments designated as hedging instruments	13
Outstanding interest rate derivatives not designated as hedging instrument
Number of derivative instruments not designated as hedging instruments	13
Designated as Hedging Instrument [Member] | Interest rate caps [Member]
Outstanding interest rate derivatives designated as hedging instruments
Number of derivative instruments designated as hedging instruments	5
Outstanding interest rate derivatives not designated as hedging instrument
Number of derivative instruments not designated as hedging instruments	5
Not Designated as Hedging Instrument [Member] | Interest rate caps [Member]
Outstanding interest rate derivatives designated as hedging instruments
Number of derivative instruments designated as hedging instruments	3
Outstanding interest rate derivatives not designated as hedging instrument
Number of derivative instruments not designated as hedging instruments	3